Related Parties and Parties-in-Interest (Details) - Trustee [Member] - Sensient Technologies Corporation Common Stock[Member] - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Parties and Parties-in-Interest [Abstract]
Number of shares held (in Shares)	536,687	577,193
Cost of shares purchased	$ 3,201,751
Proceeds from shares sold	$ 7,294,723